Right of use asset and lease liability - Changes in lease liabilities (Details)	12 Months Ended
Jun. 30, 2022 CAD ($)
Right of use asset and lease liability
Additions	$ 481,827
Lease payments	(108,306)
Interest on lease payments	17,216
Effect of movement in foreign exchange rates	(242)
Balance end	390,495
Less: current portion	(182,060)
Lease liability - non-current	$ 208,435